Subsequent Events (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	7 Months Ended
	Jan. 26, 2015	Apr. 28, 2015	Jul. 23, 2015
Quarterly cash distribution declared per unit	$ 0.4425	$ 0.4425	$ 0.4425
Aggregate amount of cash distributions paid	$ 38,097	$ 38,097	$ 38,097
Common and subordinated units
Dividend payable date	Feb. 13, 2015	May 14, 2015	Aug. 14, 2015
General Partner Units
Dividend payable date	Feb. 11, 2015	May 13, 2015	Aug. 13, 2015